Multi-Manager Alternatives Fund
Multi-Manager Alternatives Fund
INVESTMENT OBJECTIVE
The Multi-Manager Alternatives Fund seeks to achieve consistent absolute (positive) returns in various market cycles.
FUND FEES AND EXPENSES

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for Class A sales charge discounts if you and your family (includes spouse and children under age 21) invest, or agree to invest in the future, at least $25,000, in the aggregate, in Classes A and C of the Van Eck Funds. More information about these and other discounts is available from your financial professional and in the “Shareholder Information” section of the Fund’s prospectus and in the “Availability of Discounts” and “Breakpoint Linkage Rules for Discounts” sections of the Fund’s Statement of Additional Information (“SAI”).

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees Multi-Manager Alternatives Fund	Class A		Class C	Class I	Class Y
Maximum Sales Charge (load) imposed on purchases (as a percentage of offering price)	5.75%		none	none	none
Maximum Deferred Sales Charge (load) (as a percentage of the lesser of the net asset value or purchase price)	none	[1]	1.00%	none	none
[1]	A contingent deferred sales charge for Class A shares of 1.00% for one year applies to redemptions of qualified commissionable shares purchased at or above the $1 million breakpoint level.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses Multi-Manager Alternatives Fund		Class A	Class C	Class I	Class Y
Management Fees		1.56%	1.56%	1.56%	1.56%
Distribution and/or Service (12b-1) Fees		0.25%	1.00%	none	none
Other Expenses		1.82%	14.13%	1.58%	2.59%
Dividends and Interest Payments on Securities Sold Short		0.47%	0.63%	0.39%	0.61%
Remainder of Other Expenses		1.35%	13.50%	1.19%	1.98%
Acquired Fund Fees and Expenses (AFFE)		0.13%	0.13%	0.13%	0.13%
Total Annual Fund Operating Expenses		3.76%	16.82%	3.27%	4.28%
Fee Waivers and/or Expense Reimbursements	[1]	(0.76%)	(12.91%)	(0.80%)	(1.54%)
Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements		3.00%	3.91%	2.47%	2.74%
[1]	Van Eck Absolute Return Advisers Corporation (the "Adviser") has agreed to waive fees and/or pay Fund expenses to the extent necessary to prevent the operating expenses of the Fund (excluding acquired fund fees and expenses, interest expense, trading expenses, dividends and interest payments on securities sold short, taxes and extraordinary expenses) from exceeding 2.40% for Class A, 3.15% for Class C, 1.95% for Class I, and 2.00% for Class Y of the Fund's average daily net assets per year until May 1, 2016. During such time, the expense limitation is expected to continue until the Board of Trustees acts to discontinue all or a portion of such expense limitation.

Expense Example

The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then either redeem all of your shares at the end of these periods or continue to hold them. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual expenses may be higher or lower, based on these assumptions, your costs would be:

Sold
Expense Example Multi-Manager Alternatives Fund (USD $)	1 Year	3 Years	5 Years	10 Years
Class A	861	1,593	2,343	4,301
Class C	493	3,404	5,745	9,565
Class I	250	932	1,638	3,513
Class Y	277	1,159	2,053	4,346

Held
Expense Example No Redemption Multi-Manager Alternatives Fund (USD $)	1 Year	3 Years	5 Years	10 Years
Class A	861	1,593	2,343	4,301
Class C	393	3,404	5,745	9,565
Class I	250	932	1,638	3,513
Class Y	277	1,159	2,053	4,346

PORTFOLIO TURNOVER

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate that the Fund pays higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 271% of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGIES

The Adviser seeks to achieve the Fund’s investment objective by pursuing a variety of alternative and non-traditional investment strategies of the types described below. The Adviser may implement a particular investment strategy directly or may retain an investment sub-adviser (a “Sub-Adviser”) to implement the investment strategy. In addition, the Adviser may invest in: (i) affiliated and unaffiliated funds, including open-end and closed-end funds and exchange-traded funds (“ETFs” and, collectively with other funds, “Underlying Funds”); and (ii) exchange traded products (“Exchange Traded Products”), including ETFs and exchange-traded notes (“ETNs”), that employ a variety of investment strategies. The Fund is “non-diversified”, which means that it may invest a large portion of its assets in a single issuer. The Fund may engage in active and frequent trading of portfolio securities.

The main types of alternative and non-traditional investment strategies that may be implemented for the Fund include:

EVENT-DRIVEN STRATEGIES

Event-driven strategies seek to benefit from events that disrupt price relationships across securities. These events include corporate events, such as mergers, acquisitions and spin-offs, and other events, such as macroeconomic shocks and index re-balances. These strategies include, among others:

Pairs Trading: In a pairs trading strategy certain securities, often competitors in the same sector, are sometimes correlated in their day-to-day price movements. If the performance link breaks down, i.e., one stock trades up while the other trades down, the Adviser or a Sub-Adviser may sell the outperforming stock and buy the underperforming one, based on the assumption that the “spread” between the two would eventually converge. This may help to hedge against market and sector risk.

Index Arbitrage: An index arbitrage strategy seeks to exploit the potential mispricing of securities as between the underlying holdings of an index and the financial products that seek to track such index.

Merger Arbitrage: A merger arbitrage strategy seeks to exploit price differentials in the shares of companies that are involved in announced corporate events, such as mergers, by assessing the likelihood that such events will be consummated as proposed.

EQUITY STRATEGIES

Equity strategies seek to exploit market trends and inefficiencies in equity markets. These strategies include, among others:

Equity Market Neutral: An equity market neutral strategy combines long and short equity positions to seek to keep its exposure to overall market risk very low. Such a strategy takes long positions in those securities believed to have attractive appreciation potential and short positions in those securities believed to have depreciation potential. This strategy is typically constructed to attempt to be beta-neutral and attempts to control one or more industry, sector, market capitalization or other potential market bias exposure.

Long-Only: A long-only strategy seeks to invest in stocks that are believed to have appreciation potential. This strategy may focus on certain markets, industries or geographical areas. This strategy is primarily managed for absolute return and to assess risk and opportunity on an absolute, rather than an index-relative, basis.

Long/Short Equity: A long/short equity strategy seeks to invest (i.e., establish long positions) in securities that are believed to be undervalued or that offer high growth opportunities while also attempting to reduce overall market risk or take advantage of an anticipated decline in the price of an overvalued company or index by using short sales or options on common stocks or indexes to hedge risk. A long/short equity strategy may be implemented by taking long and short positions in companies of various industries, sectors or markets, including gold companies and emerging market companies. This strategy may also use derivatives, including options, financial futures and options on futures. Long and short positions may not be invested in equal dollars and, as such, may not seek to neutralize general market risks.

Short-Only: A short-only strategy seeks to identify securities that are expected to depreciate in value. In a short sale, the Fund borrows an equity security from a broker, and then sells it. If the value of the security goes down, the Fund can buy it back in the market and return it to the broker, making a profit. This strategy may be employed to hedge or offset long-only equity strategies of similar size in assets and volatility.

FIXED INCOME STRATEGIES

Fixed income strategies seek to benefit from price movement of debt securities by achieving returns from, among others, coupon payments and price fluctuations. These strategies include, among others:

Distressed Securities: A distressed securities strategy involves investing in the securities of issuers in financial distress based upon the expectations of the Adviser or a Sub-Adviser as to whether a turnaround may materialize.

Long/Short Credit & Fixed Income: A long/short credit and fixed income strategy combines long and short positions in debt securities of domestic and foreign governments, agencies, and companies of all maturities and qualities, including high yield (junk bonds) and Treasury Inflation-Protected Securities (“TIPS”), ETFs and emerging market debt. This strategy may invest in mortgage-backed securities, collateralized mortgage obligations, asset-backed securities and other mortgage related securities. The strategy may focus on short positions by utilizing instruments to anticipate the decline in the price of an overvalued security or type of security. Such hedging instruments could include individual bonds or related stocks, futures contracts or other instruments.

GLOBAL MACRO STRATEGIES

Global macro strategies seek to exploit broad market trends in equities, interest rates or commodity prices. These strategies include, among others:

Emerging Markets, Gold and Commodities: An emerging markets, gold and commodities strategy seeks to profit from directional changes in currencies, emerging markets, commodity prices and market volatility. This strategy may utilize positions held through individual securities, ETFs, derivative contracts, swaps or other financial instruments linked to major market, sector or country indices, fixed income securities, currencies and commodities. This strategy may invest in a limited number of securities, issuers, industries or countries which may result in higher volatility.

Trend: A trend strategy is designed to systematically capture, and benefit from, the persistence of trends across equities, currencies, commodities, and fixed income markets. This strategy may be implemented by investing in Exchange Traded Products and/or various derivatives, including, but not limited to, futures, forwards, options and swaps. A trend strategy may provide different exposures to many markets and thus offer low correlations with traditional stock and bond markets.

Special Situations: A special situations strategy involves investing in the securities of issuers based upon the expectations of the Adviser or a Sub-Adviser as to whether the price of such securities may change in the short term due to a special situation, such as a stock buy-back, spin-off, bond upgrade or a positive earnings report.

RELATIVE VALUE STRATEGIES

Relative value strategies typically seek to exploit differences in valuation through the simultaneous purchase and sale of related financial instruments. These strategies include, among others:

Convertible Arbitrage: A convertible arbitrage strategy seeks to exploit price differentials in the convertible bond markets by buying the convertible bond, and shorting the common stock, of the same company.

Fixed Income or Interest Rate Arbitrage: A fixed income or interest rate arbitrage strategy involves buying and shorting different debt securities and/or futures contracts, including interest rate swap arbitrage, U.S. and non-U.S. bond arbitrage.

Volatility Arbitrage: A volatility arbitrage strategy involves seeking to exploit mis-pricings in volatility between options or between the relative volatility of options versus their underlying securities, primarily in equity and fixed income markets, but also in credit and currency markets.

Volatility Premium Capture: A volatility premium capture strategy involves selling exchange-listed put options on a variety of securities or instruments related to a securities index, such as the S&P 500® Index. The securities or instruments on which the Fund may sell put options include ETFs that seek to track the relevant index and futures contracts on the index. The strategy seeks to benefit from consistently harvesting put option premiums across market cycles, as represented by the index.

Each of the foregoing strategies may be implemented using a replication strategy. Replication strategies utilize proprietary quantitative investment processes to select long or short positions in a variety of assets, including Exchange Traded Products, that, in the aggregate, are expected to track the performance of an index or identifiable universe of investment products. For example, the Adviser may employ a long/short replication strategy to track the performance of a group of long/short equity hedge funds identified by the Adviser that focus on companies located in a specified geographic region, such as North America.

ALLOCATION OF FUND ASSETS

The Adviser is responsible for determining the allocation of the Fund’s assets among the various investment strategies. In selecting and weighting investment options, the Adviser seeks to identify investment strategies that have the potential, in the opinion of the Adviser, to perform independently of each other and achieve positive risk- adjusted returns in various market cycles. This is referred to as “low correlation.” The degree of correlation of any given investment strategy will, with other investment strategies and the market as a whole, vary as a result of market conditions and other factors, and some investment strategies will have a greater degree of correlation with other strategies and with the market than others.

By allocating the Fund’s assets among a number of investment options, the Adviser seeks to achieve diversification, less risk and lower volatility than if the Fund were to utilize a single investment adviser or a single strategy. The Fund is not required to utilize a minimum number of investment strategies or to retain a minimum number of Sub-Advisers, and does not have minimum or maximum limitations with respect to allocations of assets to any investment strategy, market sector, Sub-Adviser or investment, except as may be required by the Investment Company Act of 1940, as amended (the “1940 Act”), and the rules thereunder. The Adviser may change the allocation of the Fund’s assets among the available investment options, and may add or remove Sub-Advisers, at any time. For a variety of reasons, including capacity and regulatory limitations, not all of the Sub-Advisers may be available to the Fund if it chooses to use them in the future.

Each Sub-Adviser is responsible for the day-to-day management of its allocated portion of Fund assets. The Adviser has ultimate responsibility, subject to the oversight of the Board of Trustees of the Fund (the “Board”), to oversee the Sub-Advisers, and to recommend their hiring, termination and replacement. Currently, no Fund assets are allocated to a Sub-Adviser.

Each Underlying Fund invests its assets in accordance with its investment strategy. The Fund may invest in an investment company in excess of the limitations under the 1940 Act pursuant to either an exemptive order obtained by the Fund and the Adviser from the SEC or an exemptive order obtained by such investment company from the SEC and consistent with the conditions specified in such order.

Investments in the securities of Underlying Funds may involve duplication of advisory fees and certain other expenses. By investing in an Underlying Fund, the Fund becomes a shareholder of that Underlying Fund. As a result, the Fund will bear additional expenses based on its pro rata share of the Underlying Fund’s operating expenses. Shareholders of the Fund will indirectly bear these expenses in addition to the fees and expenses they will directly bear in connection with the Fund’s own operations. To minimize the duplication of fees, the Adviser has agreed to waive the management fee it charges to the Fund by any amount it collects as a management fee from an Underlying Fund managed by the Adviser, as a result of an investment of the Fund’s assets in such Underlying Fund.

The Fund will maintain investment exposure, directly or indirectly through the Exchange Traded Products and Underlying Funds, to a broad range of instruments, markets, and asset classes economically tied to U.S. and foreign markets. (Unless indicated otherwise, references to the investment exposure or risks of the Fund should be understood to refer to the Fund’s direct investment exposure and risks and its indirect investment exposure and risks through investment in the Exchange Traded Products and Underlying Funds.) Investments may include, but are not limited to, equity securities, fixed income securities, and derivative instruments. The Fund may take both long and short positions in all of its investments. There is no limit on the amount of exposure the Fund may have to any specific asset class, market sector, or instrument. The Fund may purchase securities in private placements. The Fund may have significant investment leverage as a result of its use of derivatives or its investments in Underlying Funds and Exchange Traded Products.

PRINCIPAL RISKS

There is no assurance that the Fund will achieve its investment objective. The Fund’s share price and return will fluctuate with changes in the market value of the Fund’s portfolio securities. Accordingly, an investment in the Fund involves the risk of losing money.

The Fund uses one or more investment strategies in seeking to achieve its investment objective. Such strategies may involve investing in a variety of different instruments and using certain techniques that are subject to the risks set forth below.

Arbitrage Trading. The underlying relationships between securities in which the Fund takes investment positions may change in an adverse manner, in which case the Fund may realize losses.

Below Investment Grade Securities. Below investment grade securities (sometimes referred to as “junk bonds”) are more speculative than higher-rated securities. These securities have a much greater risk of default and may be more volatile than higher-rated securities of similar maturity. These securities may be less liquid and more difficult to value than higher-rated securities.

Commodities and Commodity-Linked Derivatives. Exposure to the commodities markets, such as precious metals, industrial metals, gas and other energy products and natural resources, may subject the Fund to greater volatility than investments in traditional securities. The commodities markets may fluctuate widely based on a variety of factors including changes in overall market movements, political and economic events and policies, war, acts of terrorism, natural disasters, and changes in interest rates or inflation rates. Because the value of a commodity-linked derivative instrument and structured note typically are based upon the price movements of physical commodities, the value of these securities will rise or fall in response to changes in the underlying commodities or related index of investment.

Convertible Securities. Convertible securities are subject to the usual risks associated with debt securities, such as interest rate risk and credit risk. Convertible securities also react to changes in the value of the common stock into which they convert, and are thus subject to market risk. The Fund may be forced to convert a convertible security before it otherwise would choose to do so, which may decrease the Fund’s return.

Debt Securities. Debt securities are subject to credit risk and interest rate risk. Credit risk refers to the possibility that the issuer of a debt security will be unable to make interest payments or repay principal when it becomes due. Interest rate risk refers to fluctuations in the value of a debt security resulting from changes in the general level of interest rates.

Derivatives. The use of derivatives, such as swap agreements, options, warrants, futures contracts, currency forwards and structured notes, presents risks different from, and possibly greater than, the risks associated with investing directly in traditional securities. The use of derivatives can lead to losses because of adverse movements in the price or value of the underlying security, commodity, asset, index or reference rate. Derivative strategies often involve leverage, which may exaggerate a loss, potentially causing the Fund to lose more money than it would have lost had it invested in the underlying security. Also, a liquid secondary market may not always exist for the Fund’s derivative positions at times when the Fund might wish to terminate or sell such positions. Over the counter instruments may be illiquid, and transactions in derivatives traded in the over-the-counter market are subject to counterparty risk.

Directional and Tactical Trading. Directional and tactical trading involves the risk that the investment decisions made by the Adviser or a Sub-Adviser in using this strategy may prove to be incorrect, may not produce the returns expected by the Adviser or a Sub-Adviser and may cause the Fund’s shares to lose value.

Emerging Markets Securities. Emerging markets securities typically present even greater exposure to the risks described under “Foreign Securities” and may be particularly sensitive to certain economic changes. Emerging markets securities are exposed to a number of risks that may make these investments volatile in price or difficult to trade.

Event-Driven Trading. Event-driven trading involves the risk that the special situation may not occur as anticipated and that this has a negative impact upon the market price of a stock.

Exchange Traded Products. While the risks of owning shares of an Exchange Traded Product generally reflect the risks of owning the underlying investments of the Exchange Traded Product, lack of liquidity in the Exchange Traded Product can result in its value being more volatile than its underlying portfolio investments. An Exchange Traded Product can trade at prices higher or lower than the value of its underlying assets. In addition, trading in an Exchange Traded Product may be halted by the exchange on which it trades.

Foreign Securities. Foreign investments are subject to greater risks than U.S. domestic investments. These additional risks may include exchange rate fluctuations and exchange controls; less publicly available information; more volatile or less liquid securities markets; and the possibility of arbitrary action by foreign governments, or political, economic or social instability. Foreign companies also may be subject to significantly higher levels of taxation than U.S. companies, including potentially confiscatory levels of taxation, thereby reducing the earnings potential of such foreign companies.

Futures. The value of a futures contract tends to increase and decrease in tandem with the value of the underlying instrument. The prices of futures can be highly volatile, using futures can lower total return, can create investment leverage, and the potential loss from futures can exceed the Fund’s initial investment in such contracts. Futures contracts involve the risk of mispricing or improper valuation and the risk that changes in the value of a futures contract may not correlate perfectly with the underlying instrument. Even a well-conceived futures transaction may be unsuccessful due to market events. There is also the risk of loss by the Fund of margin deposits in the event of bankruptcy of a broker with whom the Fund has an open position in the futures contract. A liquid secondary market may not always exist for the Fund’s futures contract positions at any time.

Gold-Mining Industry. The Fund may be susceptible to financial, economic, political or market events, as well as government regulation (including environmental regulation), impacting the gold-mining industry. Fluctuations in the price of gold often dramatically affect the profitability of companies in the gold-mining industry.

Implied Volatility. Increases in the implied volatility of the put options written by the Fund will cause the value of such options to increase (even if the prices of the options’ underlying securities or instruments do not change), which will result in a corresponding increase in the liabilities of the Fund under such options and thus decrease the Fund’s net asset value. The Fund is exposed to the risk that the value of the implied volatility of the options sold by the Fund will increase due to general market and economic conditions, perceptions regarding the industries in which the issuers of such underlying securities or instruments participate, or factors relating to specific issuers. The Fund is therefore exposed to implied volatility risk before the options expire or are exercised.

Investments in Underlying Funds. The Fund’s investment in an Underlying Fund may subject the Fund indirectly to the risks of the Underlying Fund. The Fund also will bear its share of the Underlying Fund’s fees and expenses, which are in addition to the Fund’s own fees and expenses.

Leverage. Some transactions may give rise to a form of economic leverage. These transactions may include, among others, derivatives, and may expose the Fund to greater risk and increase its costs. The use of leverage may cause the Fund to liquidate portfolio positions when it may not be advantageous to do so to satisfy its obligations or to meet any required asset segregation requirements. Increases and decreases in the value of the Fund’s portfolio will be magnified when the Fund uses leverage.

Liquidity. Low trading volume, lack of a market maker, large position size, or legal restrictions may limit or prevent the Fund from closing a position on a derivative or other financial instrument at a desirable price. The Fund’s ability to use a derivative or other financial instrument as part of its investment program depends on the liquidity of the instrument. A liquid market may not exist when the Fund seeks to close out a position. If the Fund receives a redemption request and is unable to close out a position, such as close out an option that it has sold, the Fund may temporarily be leveraged in relation to its assets.

Management. Investment decisions made by the Adviser, including the selection of and allocation of assets to Sub-Advisers, and a Sub-Adviser in seeking to achieve the Fund’s investment objective may not produce the returns expected by the Adviser or the Sub-Adviser, may cause a decline in the value of the securities held by the Fund and, in turn, cause the Fund’s shares to lose value or underperform other funds with similar investment objectives.

Market. Market risk refers to the risk that the market prices of securities that the Fund holds will rise or fall, sometimes rapidly or unpredictably. In general, equity securities tend to have greater price volatility than debt securities.

Model and Data Risk. To implement certain of the Fund’s investment strategies, including Replication Strategies, the Adviser or a Sub-Adviser may rely on proprietary quantitative models and information and data supplied by third parties (“Models and Data”). Models and Data are used to construct sets of transactions and investments, to provide risk management insights, and to assist in hedging the Fund’s investments. When Models and Data prove to be incorrect or incomplete, any decisions made in reliance thereon expose the Fund to potential risks. Similarly, any hedging based on faulty Models and Data may prove to be unsuccessful. Some of the models used by the Adviser or a Sub-Adviser are predictive in nature. The use of predictive models has inherent risks. Because predictive models are usually constructed based on historical data supplied by third parties, the success of relying on such models may depend heavily on the accuracy and reliability of the supplied historical data.

Mortgage- and Asset-Backed Securities. The value of the Fund’s mortgage- and asset-backed securities may be affected by, among other things, changes in: interest rates, the creditworthiness of the entities that provide credit enhancements, or the market’s assessment of the quality of underlying assets. Mortgage- and asset-backed securities are subject to prepayment risk, which is the possibility that the underlying debt may be refinanced or prepaid prior to maturity. In addition, rising or high interest rates tend to extend the duration of mortgage- and asset-backed securities, making them more volatile and more sensitive to changes in interest rates.

Multiple Investment Advisers. The Adviser and Sub-Advisers make their trading decisions independently, and, as a result, it is possible that the Adviser and one or more of the Sub-Advisers may take positions in the same security or purchase/sell the same security at the same time without aggregating their transactions. This may cause a higher portfolio turnover rate, higher transaction costs and/or higher taxes when Fund shares are held in a taxable account. The Adviser and each Sub-Adviser uses a particular strategy or set of strategies to select investments for the Fund. Those strategies may underperform other investment strategies. In addition, investment strategies that historically have been non-correlated or have demonstrated low correlations to one another may become correlated in various market cycles or in response to unanticipated events.

Non-Diversification. A non-diversified fund’s greater investment in a single issuer makes the fund more susceptible to financial, economic or market events impacting such issuer. A decline in the value of or default by a single security in the non-diversified fund’s portfolio may have a greater negative effect than a similar decline or default by a single security in a diversified portfolio.

Portfolio Turnover. The Fund may engage in active and frequent trading of portfolio securities and thus may experience a high portfolio turnover rate. This may result in significant taxable capital gains as a result of the frequent trading of the Fund’s portfolio securities and the Fund will incur transaction costs in connection with buying and selling the securities, which may lower the Fund’s return.

Preferred Stocks. Unlike interest payments on debt securities, dividend payments on a preferred stock typically must be declared by the issuer’s board of directors. In addition, in the event an issuer of preferred stock experiences economic difficulties, the issuer’s preferred stock may lose substantial value due to the reduced likelihood that the issuer’s board of directors will declare a dividend and the fact that the preferred stock may be subordinated to other securities of the same issuer.

Put Options. Options are generally subject to volatile swings in price based on changes in value of the underlying security or instrument. The Fund’s risk of loss if one or more of its options is exercised and expires in-the-money may substantially outweigh the gains to the Fund from the receipt of such option premiums. The returns of the Fund will also be reduced by the transaction costs (including premiums paid on purchased put options and brokerage commissions) involved in rolling a portion of its options positions each week. Further, if the value of the securities or instruments underlying the options sold by the Fund increases, the Fund’s returns will not increase accordingly. The Fund will incur a form of economic leverage through its use of options, which will increase the volatility of the Fund’s returns and may increase the risk of loss to the Fund. Moreover, the options sold by the Fund may have imperfect correlation to the returns of their underlying securities or instruments.

Repurchase Agreements. A repurchase agreement exposes the Fund to the risk that the party that sells the security may default on its obligation to repurchase it. The Fund may lose money if it cannot sell the security at the agreed-upon time and price or the security loses value before it can be sold.

Short Sales. If the Fund sells a stock short and subsequently has to buy the security back at a higher price, the Fund will lose money on the transaction. Any loss will be increased by the amount of compensation, interest or dividends and transaction costs the Fund must pay to a lender of the security. The amount the Fund could lose on a short sale is theoretically unlimited (as compared to a long position, where the maximum loss is the amount invested). The use of short sales, which has the effect of leveraging the Fund, could increase the exposure of the Fund to the market, increase losses and increase the volatility of returns. The Fund may not always be able to close out a short position at a particular time or at an acceptable price. A lender may request that borrowed securities be returned to it on short notice, and the Fund may have to buy the borrowed securities at an unfavorable price. If this occurs at a time that other short sellers of the same security also want to close out their positions, it is more likely that the Fund will have to cover its short sale at an unfavorable price and potentially reduce or eliminate any gain, or cause a loss, as a result of the short sale.

U.S. Government Obligations. U.S. Government obligations may be adversely impacted by changes in interest rates, and securities issued by U.S. Government agencies or government-sponsored entities may not be backed by the full faith and credit of the U.S. Government.

PERFORMANCE

The following chart and table provide some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual total returns compare with those of a broad measure of market performance and one or more other performance measures. For instance, the HFRX Global Hedge Fund Index is designed to be representative of the overall composition of the hedge fund universe and is comprised of eight strategies: convertible arbitrage, distressed securities, equity hedge, equity market neutral, event driven, macro, merger arbitrage, and relative value arbitrage. The strategies are asset weighted in the index based on the distribution of assets in the hedge fund industry. The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. The annual returns in the bar chart are for the Fund’s Class A shares and do not reflect sales loads. If sales loads were reflected, returns would be lower than those shown.

Additionally, large purchases and/or redemptions of shares of a class, relative to the amount of assets represented by the class, may cause the annual returns for each class to differ. Updated performance information for the Fund is available on the Van Eck website at vaneck.com.

Class A: Annual Total Returns (%) as of 12/31

Best Quarter:	+4.42%	4Q ’13
Worst Quarter:	-4.57%	3Q ’11

Average Annual Total Returns as of 12/31/14
Average Annual Returns Multi-Manager Alternatives Fund		1 Year	5 Years	Since Inception	Inception Date
Class A		(9.23%)	(0.17%)	0.09%	Jun. 05, 2009
Class C		(5.46%)		(0.64%)	Apr. 30, 2012
Class I		(3.33%)	1.39%	1.51%	Jun. 05, 2009
Class Y		(3.34%)		1.20%	Apr. 30, 2010
After Taxes on Distributions Class A	[1]	(9.39%)	(0.46%)	(0.16%)
After Taxes on Distributions and Sale of Fund Shares Class A		(5.10%)	(0.15%)	0.05%
HFRX Global Hedge Fund Index (reflects no deduction for fees, expenses or taxes)		(0.41%)	1.03%
S&P 500®Index (reflects no deduction for fees, expenses or taxes)		13.69%	15.45%
[1]	After tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. These returns are shown for one class of shares only; after tax-returns for the other classes may vary. Actual after-tax returns depend on your individual tax situation and may differ from those shown in the preceding table. The after-tax return information shown above does not apply to Fund shares held through a tax-deferred account, such as a 401(k) plan or Investment Retirement Account.